Long-term Borrowings - Short Term Borrowings and Bridge Financing (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Aug. 30, 2012	Sep. 12, 2013
Unsecured Debt [Member]
Debt Instrument [Line Items]
Bridge loan				$ 1,100.0
Miscellaneous Investments [Member]
Debt Instrument [Line Items]
Short-term borrowings	0.4		12.2		27.8
Secured Debt [Member]
Debt Instrument [Line Items]
Bridge loan				300.0
Bridge Facility [Member] | Debt Associated Fees [Member]
Debt Instrument [Line Items]
Bridge financing commitment fees	4.0
Successor [Member]
Debt Instrument [Line Items]
Short-term borrowings	18.2		12.2
Bridge financing commitment fees	25.0	0	0
Successor [Member] | Bridge Facility [Member]
Debt Instrument [Line Items]
Bridge financing commitment fees	$ 21.0